INCOME TAXES DISCLOSURE	12 Months Ended
Jan. 31, 2023
Notes
INCOME TAXES DISCLOSURE

14.INCOME TAXES

A reconciliation of income taxes at statutory rate is as follows:

	Year ended January 31,
	2023	2022	2021
Net loss before tax	$(1,769,501)	$(1,622,000)	$(210,654)
Statutory income tax rate	27%	27%	21%
Expected income tax recovery at statutory income tax rates	(478,000)	(438,000)	(44,000)
Non-deductible expenditures	646	90,924	-
Difference in foreign tax rates, foreign exchange	-	-	5,112
Other	(78,026)	(136,333)	(57,571)
Adjustment to prior year provisions versus statutory tax returns	91,380	39,409	72,907
Change in valuation allowance	464,000	444,000	23,552
Income tax recovery	$-	$-	$-

The Company’s deferred tax assets and liabilities are comprised of the following:

	Year ended January 31,
	2023	2022	2021
Deferred tax assets (liabilities):
Federal loss carryforwards	$1,432,000	$1,267,000	$1,010,000
Foreign loss carryforwards	1,676,000	1,359,000	1,206,000
Mineral properties	40,000	38,000	38,000
Share issue costs	8,000	9,000	-
	3,156,000	2,673,000	2,254,000
Valuation allowance	(3,156,000)	(2,673,000)	(2,254,000)
Net deferred tax asset	$-	$-	$-

The Company has approximately $1,660,000 in net operating loss carry forwards in Canada that may be offset against future taxable income, which may be used to reduce future taxable income and expire in the year 2043. The Company also has approximately $6,205,675 of Chilean tax losses. The Chilean tax losses can be carried forward indefinitely.

The Company has approximately $3,576,000 in United States net operating loss carry forwards, $2,387,000 of which expire in 2037. The remaining balance of $1,189,000 will never expire but its utilization is limited to 80% of taxable income in any future year.